Description of the Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) retirement_age	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
EBP, Description of Plan [Line Items]
Minimum annual compensation to total compensation, percentagetax-deferred contributions and/or Roth after-tax contributions	1.00%
Maximum tax-deferred contributions and/or Roth after-tax contributions	50.00%
Automatic increase	1.00%
Matching percentage	100.00%
Employee’s contributions matching percentage	6.00%
Vesting period	1 year
Vesting percentage	100.00%
Maximum ESOP account percentage	25.00%
Account rollover limit	$ 7,000	$ 7,000	$ 5,000
Account cash-out limit	$ 1,000
Retirement-eligible installment payments, retirement age | retirement_age	55
Retirement-eligible installment payments, years of service	5 years
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
General loan variable rate	1.00%
General loan borrowing term	5 years
Primary residence variable rate	2.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Primary residence borrowing term	6 years
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	30.00%
Primary residence borrowing term	10 years